PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                                 ANNUAL REPORT






                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Permanent Portfolio Family of Funds, Inc. (comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), as of January 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All periods indicated in the accompanying financial highlights ending prior to February 1, 1994, were audited by other auditors whose report dated March 18, 1994, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

As discussed in Note 8 to the financial statements, the Securities and Exchange Commission instituted public administrative and cease-and-desist proceedings on January 13, 1997, against the Fund's investment adviser, a wholly owned investment of the Permanent Portfolio, and two of the Fund's directors and officers.


                                                          KPMG PEAT MARWICK LLP

San Francisco, California
March 24, 1997

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                January 31, 1997




                             ASSETS AND LIABILITIES

ASSETS
Investments  at  market  value  (Notes  1,  2, 4 & 5):
  Investments  other  than securities:
     Gold assets  ..............................................................
     Silver assets  ............................................................
     Swiss franc deposits  .....................................................



  Swiss franc bonds  ...........................................................
  Stocks of United States and foreign real estate and natural resource companies
  Aggressive growth stock investments  .........................................
  Corporate bonds  .............................................................
  United States Treasury securities  ...........................................

     Total investments (identified cost $65,365,715; $103,731,275;  $23,000,423;
     and $10,784,562, respectively)


Cash  ..........................................................................
Accounts receivable for shares of the portfolio sold  ..........................
Accounts receivable for investments sold  ......................................
Accrued interest, dividends and foreign taxes receivable  ......................


    Total assets


LIABILITIES
Bank overdraft  ................................................................
Accounts payable for shares of the portfolio redeemed  .........................
Accounts payable for investments purchased  ....................................
Accrued investment advisory fee  ...............................................
Accrued directors' and officers' fees and expenses  ............................
Accrued excise tax  ............................................................

    Total liabilities

    Net assets applicable to outstanding shares

                                   NET ASSETS
Capital stock - par value $.001 per share:
    Authorized - 100,000,000; 100,000,000; 10,000,000; and 25,000,000 shares, respectively
    Outstanding - 3,965,988; 1,559,369; 372,874; and 323,519 shares, respectively  ..............................................................

Paid-in capital  ...............................................................


Undistributed net investment income (Note 1)  ..................................
Accumulated net realized gain (loss) on investments  ...........................
Accumulated net realized gain on foreign currency transactions  ................
Net unrealized appreciation of investments .....................................
Net unrealized depreciation on translation of assets and liabilities in foreign currencies  ....................................................................

Net assets applicable to outstanding shares

Net asset value per share

                            See accompanying notes.


       Permanent Portfolio     Treasury Bill Portfolio     Versatile Bond Portfolio     Aggressive Growth Portfolio
       -------------------     -----------------------     ------------------------     ---------------------------

          $ 14,341,299             $          -                $           -                $          -
             3,831,728                        -                            -                           -
               796,559                        -                            -                           -
          ------------             ------------                -------------                ------------
            18,969,586                        -                            -                           -

             6,316,372                        -                            -                           -
            11,757,247                        -                            -                           -
            12,370,392                        -                            -                  14,844,086
             1,016,609                        -                   18,128,918                           -
            19,768,635              103,734,348                    4,897,075                     389,766
          ------------             ------------                -------------                ------------

            70,198,841              103,734,348                   23,025,993                  15,233,852


                98,728                        -                       54,634                       3,389
                 9,100                    5,972                            -                       9,150
             2,503,850                        -                            -                     196,353
               399,790                2,014,695                      354,647                       3,353
          ------------             ------------                -------------                ------------

            73,210,309              105,755,015                   23,435,274                  15,446,097



                     -                  102,727                            -                           -
                42,356                   89,126                       28,335                       3,798
                     -                        -                    2,027,955                           -
                63,557                   49,728                       10,099                      13,303
                 4,418                    8,409                        1,322                         189
               108,455                  163,490                       22,622                      11,468
          ------------             ------------                -------------                ------------
               218,786                  413,480                    2,090,333                      28,758
          ------------             ------------                -------------                ------------
          $ 72,991,523             $105,341,535                $  21,344,941                $ 15,417,339
          ============             ============                =============                ============



          $      3,966             $      1,559                $         373                $        324

            59,574,787              103,226,668                   19,888,882                   9,854,308
          ------------             ------------                -------------                ------------
            59,578,753              103,228,227                   19,889,255                   9,854,632


             7,322,418                2,263,201                    1,556,933                     122,708
             1,294,439                 (152,966)                    (126,817)                    990,709
                10,793                        -                            -                           -
             4,833,126                    3,073                       25,570                   4,449,290

               (48,006)                       -                            -                           -
          ------------             ------------                -------------                ------------
          $ 72,991,523             $105,341,535                $  21,344,941                $ 15,417,339
          ============             ============                =============                ============
              $18.40                   $67.55                       $57.24                     $47.66
              ======                   ======                       ======                     ======

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                         Year ended January 31, 1997






Investment income:
  Interest  ....................................................................
  Dividends  ...................................................................


Expenses (Notes 3, 7 & 8):
  Investment advisory fee  .....................................................
  Directors' fees and expenses  ................................................
  Officers' salary expense  ....................................................
  Excise tax  ..................................................................
  Regulatory expense  ..........................................................
  Shareholder meeting expense  .................................................
  Commitment fee  ..............................................................

  Total expenses
  Less waiver of investment advisory fee  ......................................

    Net expenses


Net investment income before foreign income taxes deducted at source

Less foreign income taxes deducted at source, net of refundable taxes  .........


Net investment income


Realized and unrealized gain (loss) on investments  and foreign  currency (Notes
  1, 2, 4 & 5):
Net realized gain (loss) on:
  Investments in unaffiliated issuers  .........................................
  Investment in an affiliated issuer  ..........................................
  Foreign currency transactions  ...............................................



Change in unrealized appreciation (depreciation) of:
  Investments  .................................................................
  Translation of assets and liabilities in foreign currencies  .................


Net realized and unrealized gain (loss) on investments
  and foreign currency
Net increase in net assets resulting
  from operations













                            See accompanying notes.






      Permanent Portfolio      Treasury Bill Portfolio     Versatile Bond Portfolio      Aggressive Growth Portfolio
      -------------------      ----------------------      ------------------------      ---------------------------
          $  2,556,926              $  5,682,932               $   1,217,829                  $     14,295
               639,905                         -                           -                       238,144
          ------------              ------------               -------------                  ------------
             3,196,831                 5,682,932                   1,217,829                       252,439

               841,843                 1,257,545                     223,610                       147,574
                28,560                    42,904                       7,682                         5,467
                27,545                    42,039                       7,345                         4,685
               108,455                   163,512                      22,622                        11,468
                53,511                    43,469                       3,046                         2,640
                27,704                    13,256                       3,402                         3,460
                10,000                         -                           -
          ------------              ------------               -------------                  ------------
             1,097,618                 1,562,725                     267,707                       175,294
                     -                   556,879                      74,401                             -
          ------------              ------------               -------------                  ------------
             1,097,618                 1,005,846                     193,306                       175,294
          ------------              ------------               -------------                  ------------

             2,099,213                 4,677,086                   1,024,523                        77,145

                16,190                         -                           -                             -
          ------------              ------------               -------------                  ------------

             2,083,023                 4,677,086                   1,024,523                        77,145
          ------------              ------------               -------------                  ------------




             2,221,322                    (2,228)                      9,404                       992,038
              (924,881)                        -                           -                             -
                10,793                         -                           -                             -
          ------------              ------------               -------------                  ------------
             1,307,234                    (2,228)                      9,404                       992,038


            (2,950,852)                  (55,884)                   (148,138)                    1,106,794
               (56,724)                        -                           -                             -
          ------------              ------------               -------------                  ------------


            (1,700,342)                  (58,112)                   (138,734)                    2,098,832
          ------------              ------------               -------------                  ------------
          $    382,681              $  4,618,974               $     885,789                  $  2,175,977
          ============              ============               =============                  ============

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS






                                                                                              Permanent Portfolio
                                                                                    -----------------------------------
                                                                                       Year ended         Year ended
                                                                                    January 31, 1997   January 31, 1996
                                                                                    ----------------   ----------------
Operations:
  Net investment income (loss)  ..............................................         $  2,083,023       $  2,130,759
  Net realized gain (loss) on investments  ...................................            1,296,441          1,019,589
  Net realized gain on foreign currency transactions  ........................               10,793            384,941
  Change in unrealized appreciation (depreciation) of investments  ...........           (2,950,852)         7,555,020
  Change in unrealized appreciation (depreciation) on translation of
     assets and liabilities in foreign currencies  ...........................              (56,724)           (19,075)
                                                                                       ------------       ------------
Net increase in net assets resulting from operations                                        382,681         11,071,234

Equalization on shares issued and redeemed:  .................................             (249,430)          (467,059)

Distributions to shareholders from:
  Net investment income  .....................................................           (1,647,665)        (1,517,212)
  Net realized gain on investments  ..........................................             (352,938)                 -

Capital stock transactions exclusive of amounts allocated to undistributed
  net investment income (Note 6):  ...........................................           (1,781,916)        (4,055,817)
                                                                                       ------------       ------------
  Net increase (decrease) in net assets                                                  (3,649,268)         5,031,146

  Net assets at beginning  of year                                                       76,640,791         71,609,645
                                                                                       ------------       ------------

  Net assets at end of year (including  undistributed  net investment income of $7,322,418 and $6,927,153; $2,263,201 and $4,340,131; $1,556,933 and
    $1,672,573; $122,708 and $97,512, respectively)                                    $ 72,991,523       $ 76,640,791
                                                                                       ============       ============























                            See accompanying notes.

         Treasury Bill Portfolio                  Versatile Bond Portfolio              Aggressive Growth Portfolio
------------------------------------       -----------------------------------   --------------------------------------
   Year ended          Year ended             Year ended         Year ended         Year ended            Year ended
January 31, 1997    January 31, 1996       January 31, 1997   January 31, 1996   January 31, 1997      January 31, 1996
----------------    ----------------       ----------------   ----------------   ----------------      ----------------

  $  4,677,086       $   5,651,617         $  1,024,523        $  1,132,191       $    77,145           $    (5,087)
        (2,228)            ( 4,256)               9,404              (1,737)          992,038               104,190
             -                   -                    -                   -                 -                     -
       (55,884)             68,077             (148,138)            397,527         1,106,794             2,236,677

             -                   -                    -                   -                 -                     -
  ------------       -------------         ------------        ------------       -----------           -----------
     4,618,974           5,715,438              885,789           1,527,981         2,175,977             2,335,780

    (1,052,143)           (832,446)              16,284            (396,154)           34,901                 7,218


    (4,430,015)         (2,879,288)            (699,991)           (680,753)          (86,850)              (28,111)
             -                   -                    -                   -           (17,370)             (385,888)


    (8,462,596)         (9,002,323)           1,005,692          (2,543,288)        2,244,098             2,380,042
  ------------       -------------         ------------        ------------       -----------           -----------
    (9,325,780)         (6,998,619)           1,207,774          (2,092,214)        4,350,756             4,309,041

   114,667,315         121,665,934           20,137,167          22,229,381        11,066,583             6,757,542
  ------------       -------------         ------------        ------------       -----------           -----------



  $105,341,535       $ 114,667,315         $ 21,344,941        $ 20,137,167       $15,417,339           $11,066,583
  ============       =============         ============        ============       ===========           ===========



                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997



     Quantity                                                                                            Market Value
-----------------                                                                                        ------------

                     GOLD ASSETS - 19.65% of Total Net Assets
  11,997 Troy Oz.     Gold bullion (a)  .........................................................        $  4,137,863

  28,583 Coins        One-ounce gold coins (a) ..................................................          10,144,107

   4,297 Units        United States Gold Trust (a)(b) ...........................................              59,329
                                                                                                         ------------
                        Total Gold Assets (Cost $16,318,540)                                             $ 14,341,299
                                                                                                         ------------
                     SILVER ASSETS - 5.25% of Total Net Assets
 522,823 Troy Oz.     Silver bullion (a) ........................................................        $  2,562,353

     379 Bags         Silver coins (a) ..........................................................           1,269,375
                                                                                                         ------------
                        Total Silver Assets (Cost $5,003,358)                                            $  3,831,728
                                                                                                         ------------

Principal Amount     SWISS FRANC ASSETS - 9.74% of Total Net Assets
----------------
 CHF 1,131,671        Swiss francs in interest-bearing bank accounts ............................        $    796,559
                                                                                                         ------------
 CHF 3,700,000        5.250% Swiss Confederation bonds, 02-11-98 ................................           2,700,450
 CHF 4,000,000        4.000% Swiss Confederation bonds, 03-10-99 ................................           2,936,581
 CHF   820,000        7.000% Swiss Confederation bonds, 07-09-01 ................................             679,341
                                                                                                         ------------
                        Total Swiss Confederation bonds                                                     6,316,372
                                                                                                         ------------
                        Total Swiss Franc Assets (Cost $6,998,065)                                       $  7,112,931
                                                                                                         ------------

        Number       STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
      Of Shares      RESOURCE COMPANIES - 16.11% of Total Net Assets
      ---------
                     NATURAL RESOURCES -  5.63% of Total Net Assets
        14,300        Broken Hill Proprietary, Ltd. (c) .........................................        $    389,675
        12,000        Burlington Resources, Inc. ................................................             597,000
        17,200        Cyprus Amax Minerals Company  .............................................             384,850
        26,600        Forest Oil Corporation (a) ................................................             435,575
        15,200        Inco, Ltd. ................................................................             514,900
        20,000        Pogo Producing Company ....................................................             842,500
        29,000        Santa Fe Energy Resources, Inc. (a)  ......................................             431,375
        60,000        Westmoreland Coal Company (a) .............................................              56,250
        10,000        Weyerhaeuser Company  .....................................................             455,000
                                                                                                         ------------
                                                                                                         $  4,107,125













                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    REAL ESTATE - 10.48% of Total Net Assets
  30,264              BRE Properties, Inc. Class A ..............................................       $   749,034
  31,000              Burnham Pacific Properties, Inc. ..........................................           457,250
  23,500              Federal Realty Investment Trust ...........................................           663,875
  29,000              HRE Properties ............................................................           507,500
  47,000              IRT Property Company ......................................................           564,000
  34,200              MGI Properties ............................................................           743,850
  21,000              New Plan Realty Trust .....................................................           501,375
  20,100              Pennsylvania Real Estate Investment Trust .................................           494,963
  27,500              Security Capital Pacific Trust ............................................           653,125
  18,000              Texas Pacific Land Trust ..................................................           508,500
  47,200              United Dominion Realty Trust, Inc. ........................................           731,600
  31,900              Washington Real Estate Investment Trust ...................................           590,150
  37,300              Western Investment Real Estate Trust ......................................           484,900
                                                                                                        -----------
                                                                                                        $ 7,650,122
                                                                                                        -----------
                         Total Stocks of United States and Foreign Real Estate and Natural
                         Resource Companies (Cost $7,712,490)                                           $11,757,247
                                                                                                        -----------

                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.95% of Total Net Assets


                     CHEMICALS - .61% of Total Net Assets
   6,200              Air Products & Chemicals, Inc.  ...........................................       $   442,525
                                                                                                        -----------
                                                                                                        $   442,525
                     COMPUTER SOFTWARE - 1.02% of Total Net Assets
   7,000              Autodesk, Inc.  ...........................................................       $   221,375
       1              Symantec Corporation warrant (a)(d)  ......................................           524,015
                                                                                                        -----------
                                                                                                        $   745,390
                     CONSTRUCTION - .24% of Total Net Assets
   2,500              Fluor Corporation  ........................................................       $   177,813
                                                                                                        -----------
                                                                                                        $   177,813














                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     DATA PROCESS1NG - 1.31% of Total Net Assets
   7,800              Hewlett-Packard Company ...................................................        $  410,475
  10,600              Seagate Technology, Inc. (a)  .............................................           545,900
                                                                                                         ----------
                                                                                                         $  956,375
                     ELECTRICAL AND ELECTRONICS - 2.62% of Total Net Assets
  20,000              DSC Communications Corporation (a)  .......................................        $  450,000
   7,300              Intel Corporation  ........................................................         1,184,425
  10,000              National Semiconductor Corporation (a) ....................................           277,500
                                                                                                         ----------
                                                                                                         $1,911,925
                     ENTERTAINMENT AND LEISURE - 1.93% of Total Net Assets
   2,500              The Walt Disney Company  ..................................................        $  183,125
   4,500              Harcourt General, Inc.  ...................................................           203,625
  24,000              Harrah's Entertainment, Inc. (a)  .........................................           468,000
  12,000              Promus Hotel Corporation (a) ..............................................           391,500
   4,200              Tribune Company  ..........................................................           160,650
                                                                                                         ----------
                                                                                                         $1,406,900
                     FINANCIAL SERVICES - 2.47% of Total Net Assets
   3,000              Bank of New York, Inc. warrants (a)   .....................................        $  250,500
   6,851              Bank of Petaluma (a) ......................................................           126,744
   8,400              Bear Stearns Companies, Inc.  .............................................           252,000
   4,000              Morgan Stanley Group, Inc.  ...............................................           228,500
  17,474              The Charles Schwab Corporation  ...........................................           653,091
   4,000              State Street Boston Corporation  ..........................................           292,500
                                                                                                         ----------
                                                                                                         $1,803,335
                     MANUFACTURING - 2.97% of Total Net Assets
  23,000              Collins Industries, Inc. warrants (a)  ....................................        $      719
  15,000              Harley-Davidson, Inc. .....................................................           663,750
   5,100              Harnischfeger Industries, Inc. ............................................           226,313
   3,500              Illinois Tool Works, Inc.  ................................................           285,688
  10,618              Mattel, Inc.  .............................................................           298,631
   2,000              NACCO Industries, Inc. Class A  ...........................................           104,750
   8,000              NACCO Industries, Inc. Class B  ...........................................           419,000
   4,000              Parker-Hannifin Corporation  ..............................................           172,500
                                                                                                         ----------
                                                                                                         $2,171,351







                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL AND OILFIELD SERVICES - .50% of Total Net Assets
   20,000            Parker Drilling Company (a)  ...............................................       $   195,000
   48,200            Wainoco Oil Corporation (a)  ...............................................           168,700
                                                                                                        -----------
                                                                                                        $   363,700

                    PHARMACEUTICALS - 1.30% of Total Net Assets
   10,000            Abbott Laboratories  .......................................................       $   543,750
    2,400            Biogen, Inc. (a)  ..........................................................           112,200
   10,000            Genzyme Corporation (General Division) (a)  ................................           280,000
      945            Genzyme Corporation Tissue Repair (a)  .....................................             9,923
                                                                                                        -----------
                                                                                                        $   945,873
                    RETAIL - .44% of Total Net Assets
   12,000            Costco Companies, Inc. (a)  ................................................       $   319,500
                                                                                                        -----------
                                                                                                        $   319,500
                    TRANSPORTATION - .69% of Total Net Assets
   12,300            ASA Holdings, Inc.  ........................................................       $   276,750
    4,600            Kansas City Southern Industries, Inc.  .....................................           225,975
                                                                                                        -----------
                                                                                                        $   502,725
                    MISCELLANEOUS - .85% of Total Net Assets
    5,090            Lockheed Martin Corporation  ...............................................       $   468,280
    2,800            Temple-Inland, Inc.  .......................................................           154,700
                                                                                                        -----------
                                                                                                        $   622,980
                                                                                                        -----------

                      Total Aggressive Growth Stock Investments (Cost $4,410,731)                       $12,370,392
                                                                                                        -----------











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

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997


    Principal Amount                                                                                     Market Value
    ----------------                                                                                     ------------
                     DOLLAR ASSETS - 28.47% of Total Net Assets

                     CORPORATE BONDS - 1.39% of Total Net Assets
    $   100,000       8.750% Dillard Department Stores, Inc., 06-15-98 ..........................        $    103,501
        100,000       8.300% Hertz Corporation, 02-02-98 ........................................             102,370
        100,000       5.650% Lockheed Martin Corporation, 04-01-97 ..............................             100,085
        100,000       6.500% Pfizer, Inc., 02-01-97 .............................................             100,016
        100,000       9.000% Philip Morris Companies, Inc., 05-15-98 ............................             103,606
        100,000       9.375% Saint Paul Companies, Inc., 06-15-97 ...............................             101,406
        100,000       6.125% Southern California Edison Company, 07-15-97 .......................             100,277
        100,000       6.750% USLIFE Corporation, 01-15-98 .......................................             100,781
        100,000       9.375% Virginia Electric & Power Company, 06-01-98 ........................             104,203
        100,000       6.375% WMX Technologies, Inc., 07-01-97 ...................................             100,364
                                                                                                         ------------
                                                                                                         $  1,016,609

                     UNITED STATES TREASURY SECURITIES - 27.08% of Total Net Assets
     41,000,000       United States Treasury bond strips (Principal only) 7.085%, 05-15-18(e) ...        $  9,313,150
        800,000       United States Treasury bonds 6.250%, 08-15-23  ............................             738,544
        300,000       United States Treasury notes 6.000%, 08-31-97 .............................             300,861
      3,000,000       United States Treasury notes 5.625%, 01-31-98  ............................           3,000,000
      3,000,000       United States Treasury notes 7.750%, 01-31-00  ............................           3,134,910
        750,000       United States Treasury bills 3.650%, 02-06-97 (e)  ........................             749,550
      2,600,000       United States Treasury bills 5.660%, 07-24-97 (e(g) .......................           2,531,620
                                                                                                         ------------
                                                                                                         $ 19,768,635
                                                                                                         ------------

                        Total Dollar Assets (Cost $24,922,531)                                           $ 20,785,244
                                                                                                         ------------
                        Total Portfolio - 96.17% of total net assets (identified cost $65,365,715)(f)    $ 70,198,841
                        Other assets, less liabilities (3.83% of total net assets)                          2,792,682
                                                                                                         ------------
                        Net assets applicable to outstanding shares                                      $ 72,991,523
                                                                                                         ============

                        Note:(a) Non-income producing.
                             (b) Affiliated investment trust.
                             (c) Sponsored ADR.
                             (d) Market value determined by the Board of Directors.
                             (e) Interest rate represents yield to maturity.
                             (f) Aggregate cost for Federal income tax purposes was $58,645,555.
                             (g) Collateral supporting line of credit(see Note 7).



















                            See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997


    Principal Amount                                                                                      Market Value
    ----------------                                                                                      ------------
                     UNITED STATES TREASURY SECURITIES - 98.47% of Total Net Assets
     $25,000,000      United States Treasury notes 4.750%, 02-15-97 .............................        $  24,994,000
      24,000,000      United States Treasury notes 6.875%, 02-28-97 .............................           24,033,360
      28,000,000      United States Treasury notes 6.625%, 03-31-97 .............................           28,064,960
      26,600,000      United States Treasury notes 5.625%, 06-30-97 .............................           26,642,028
                                                                                                         -------------
                        Total Portfolio - 98.47% of total net assets (identified cost $103,731,275)(a)   $ 103,734,348
                        Other assets, less liabilities (1.53% of total net assets)                           1,607,187
                                                                                                         -------------
                        Net assets applicable to outstanding shares                                      $ 105,341,535
                                                                                                         =============

                        Note:(a) Aggregate cost for Federal income tax purposes.




































                            See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997

   Principal Amount                                                                                      Market Value
   ----------------                                                                                      ------------
                     CORPORATE BONDS - 84.94% of Total Net Assets

                     AEROSPACE - 4.22% of Total Net Assets
     $  900,000       5.650% Lockheed Martin Corporation, 04-01-97  .............................        $    900,765
                                                                                                         ------------
                                                                                                         $    900,765
                     AUTOMOBILE RENTAL AND SERVICES - 4.32% of Total Net Assets
        900,000       8.300% Hertz Corporation, 02-02-98  .......................................        $    921,330
                                                                                                         ------------
                                                                                                         $    921,330
                     BEVERAGES - 9.62% of Total Net Assets
      1,000,000       7.875% Coca Cola Company, 09-15-98  .......................................        $  1,028,190
      1,000,000       7.625% PepsiCo, Inc., 11-01-98 ............................................           1,024,940
                                                                                                         ------------
                                                                                                         $  2,053,130
                     ELECTRIC UTILITIES - 12.78% of Total Net Assets
        900,000       5.000% Gulf Power Company, 07-01-98  ......................................        $    887,067
        900,000       6.125% Southern California Edison Company, 07-15-97 .......................             902,493
        900,000       9.375% Virginia Electric & Power Company, 06-01-98 ........................             937,827
                                                                                                         ------------
                                                                                                         $  2,727,387
      1,000,000      ELECTRICAL AND ELECTRONICS - 4.82% of Total Net Assets
                      7.875% General Electric Company, 09-15-98 .................................        $  1,028,650
                                                                                                         ------------
                                                                                                         $  1,028,650
                     ENVIRONMENTAL - 4.23% of Total Net Assets
        900,000       6.375% WMX Technologies, Inc., 07-01-97 ...................................        $    903,276
                                                                                                         ------------
                                                                                                         $    903,276
                     FINANCIAL SERVICES - 4.63% of Total Net Assets
      1,000,000       5.250% Associates Corporation of North America, 09-01-98  .................        $    988,260
                                                                                                         ------------
                                                                                                         $    988,260
                     INSURANCE - 8.52% of Total Net Assets
        900,000       9.375% Saint Paul Companies, Inc., 06-15-97  ..............................        $    912,654
        900,000       6.750% USLIFE Corporation, 01-15-98  ......................................             907,029
                                                                                                         ------------
                                                                                                         $  1,819,683





















                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997

    Principal Amount                                                                                     Market Value
    ----------------                                                                                     ------------
                     NATURAL GAS UTILITIES - 4.66% of Total Net Assets
     $1,000,000       5.875% Consolidated Natural Gas Company, 10-01-98  ........................        $    994,990
                                                                                                         ------------
                                                                                                         $    994,990
                     PHARMACEUTICALS - 9.03% of Total Net Assets
      1,000,000       8.625% McKesson Corporation, 02-01-98 .....................................        $  1,026,630
        900,000       6.500% Pfizer, Inc., 02-01-97  ............................................             900,144
                                                                                                         ------------
                                                                                                         $  1,926,774
                     RETAIL - 9.03% of Total Net Assets
        900,000       8.750% Dillard Department Stores, Inc., 06-15-98  .........................        $    931,509
      1,000,000       5.500% Wal-Mart Stores, Inc., 03-01-98  ...................................             995,870
                                                                                                         ------------
                                                                                                         $  1,927,379
                     TELECOMMUNICATIONS - 4.71% of Total Net Assets
      1,000,000       6.250% New England Telephone & Telegraph Company, 12-15-97  ...............        $  1,004,840
                                                                                                         ------------
                                                                                                         $  1,004,840
                     TOBACCO - 4.37% of Total Net Assets
        900,000       9.000% Philip Morris Companies, Inc., 05-15-98  ...........................        $    932,454
                                                                                                         ------------
                                                                                                         $    932,454
                                                                                                         ------------

                        Total Corporate Bonds (Cost $18,102,694)                                         $ 18,128,918
                                                                                                         ------------

                     UNITED STATES TREASURY SECURITIES - 22.94% of Total Net Assets
        500,000       United States Treasury notes 6.250%, 07-31-98  ............................        $    503,315
      2,000,000       United States Treasury notes 5.750%, 12-31-98  ............................           1,995,440
      2,400,000       United States Treasury notes 5.875%, 01-31-99  ............................           2,398,320
                                                                                                         ------------
                        Total United States Treasury Securities (Cost $4,897,729)                        $  4,897,075
                                                                                                         ------------
                        Total Portfolio - 107.88% of total net assets (identified cost $23,000,423)(a)   $ 23,025,993
                        Liabilities, less other assets (7.88% of total net assets)                         (1,681,052)
                                                                                                         ------------
                        Net assets applicable to outstanding shares                                      $ 21,344,941
                                                                                                         ============

                        Note: (a) Aggregate cost for Federal income tax purposes.

















                            See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997


   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 96.28% of Total Net Assets

                     CHEMICALS - 4.81% of Total Net Assets
   6,000              Air Products & Chemicals, Inc. ............................................        $  428,250
  17,800              Wellman, Inc. .............................................................           313,725
                                                                                                         ----------
                                                                                                         $  741,975
                     COMPUTER SOFTWARE - 4.89% of Total Net Assets
  14,800              Autodesk, Inc. ............................................................        $  468,050
   6,300              Computer Associates International, Inc. ...................................           285,863
                                                                                                         ----------
                                                                                                         $  753,913
                     CONSTRUCTION - 5.81% of Total Net Assets
   5,900              Fluor Corporation .........................................................        $  419,638
  25,400              Ryland Group, Inc.  .......................................................           330,200
  13,000              Schuller Corporaton .......................................................           146,250
                                                                                                         ----------
                                                                                                         $  896,088
                     DATA PROCESSING - 5.64% of Total Net Assets
  69,827              AST Research, Inc. (a) ....................................................        $  353,496
   9,800              Hewlett-Packard Company ...................................................           515,725
                                                                                                         ----------
                                                                                                         $  869,221
                     ELECTRICAL & ELECTRONICS - 5.98% of Total Net Assets
  22,200              DSC Communications Corporation (a) ........................................        $  499,500
  15,200              National Semiconductor Corporation (a) ....................................           421,800
                                                                                                         ----------
                                                                                                         $  921,300
                     ENTERTAINMENT AND LEISURE - 8.76% of Total Net Assets
   5,300              The Walt Disney Company ...................................................        $  388,225
   7,500              Harcourt General, Inc. ....................................................           339,375
   9,600              Tribune Company  ..........................................................           367,200
   7,500              Viacom, Inc. Class A (a) ..................................................           255,000
                                                                                                         ----------
                                                                                                         $1,349,800
                     FINANCIAL SERVICES - 12.89% of Total Net Assets
   2,600              Bank of New York, Inc. warrants (a)  ......................................        $  217,100
  15,412              Bear Stearns Companies, Inc. ..............................................           462,360
   5,600              Morgan Stanley Group, Inc. ................................................           319,900
  15,300              The Charles Schwab Corporation ............................................           571,838
   5,700              State Street Boston Corporation ...........................................           416,813
                                                                                                         ----------
                                                                                                         $1,988,011
                     MANUFACTURING - 10.94% of Total Net Assets
   8,400              Dana Corporation  .........................................................        $  274,050
   6,900              Harnischfeger Industries, Inc. ............................................           306,188
   4,300              Illinois Tool Works, Inc. .................................................           350,988
  12,583              Mattel, Inc. ..............................................................           353,895
   9,300              Parker-Hannifin Corporation ...............................................           401,063
                                                                                                         ----------
                                                                                                         $1,686,184


                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997

   Number
 Of Shares                                                                                              Market Value
 ---------                                                                                              ------------
                     OIL AND OILFIELD SERVICES - 5.09% of Total Net Assets
  42,700              Parker Drilling Company (a)  ..............................................        $   416,325
 105,200              Wainoco Oil Corporation (a) ...............................................            368,200
                                                                                                         -----------
                                                                                                         $   784,525
                     PHARMACEUTICALS - 10.27% of Total Net Assets
   6,400              Amgen, Inc. (a)  ..........................................................        $   360,800
  11,000              Biogen, Inc. (a) ..........................................................            514,250
  19,500              Chiron Corporation (a) ....................................................            363,188
  12,000              Genzyme Corporation (General Division) (a) ................................            336,000
     810              Genzyme Corporation Tissue Repair (a)  ....................................              8,505
                                                                                                         -----------
                                                                                                         $ 1,582,743
                     RETAIL - 4.73% of Total Net Assets
  15,200              Costco Companies, Inc. (a) ................................................        $   404,700
  13,000              Toys "R" Us, Inc. (a) .....................................................            325,000
                                                                                                         -----------
                                                                                                         $   729,700
                     TRANSPORTATION - 8.14% of Total Net Assets
  11,700              ASA Holdings, Inc. ........................................................        $   263,250
   8,600              Kansas City Southern Industries, Inc. .....................................            422,475
  20,100              M.S. Carriers, Inc. (a) ...................................................            321,600
  37,500              Mesa Air Group, Inc. (a)  ..................................................           248,438
                                                                                                         -----------
                                                                                                         $ 1,255,763
                     MISCELLANEOUS - 8.33% of Total Net Assets
  13,000              Browning-Ferris Industries, Inc. ..........................................        $   422,500
   5,500              Lockheed Martin Corporation  ..............................................            506,000
   6,450              Temple-Inland, Inc. .......................................................            356,363
                                                                                                         -----------
                                                                                                         $ 1,284,863
                                                                                                         -----------

                        Total Aggressive Growth Stock Investments (Cost $10,394,800)                     $14,844,086
                                                                                                         -----------

Principal Amount
----------------
                     UNITED STATES TREASURY SECURITIES - 2.53% of Total Net Assets
  $  390,000          United States Treasury bills 3.650%, 02-06-97 (b) .........................        $   389,766
                                                                                                         -----------
                        Total United States Treasury Securities (Cost $389,762)                          $   389,766
                                                                                                         -----------
                        Total Portfolio - 98.81% of total net assets (identified cost $10,784,562)(c)    $15,233,852
                        Other assets, less liabilities (1.19% of total net assets)                           183,487
                                                                                                         -----------
                        Net assets applicable to outstanding shares                                      $15,417,339
                                                                                                         ===========

                        Note:(a) Non-income producing.
                             (b) Interest rate represents yield to maturity.
                             (c) Aggregate cost for Federal income tax purposes.





                            See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                January 31, 1997



1.   SIGNIFICANT ACCOUNTING POLICIES
     Permanent Portfolio Family of Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end, series management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for
     registered  investment   companies.   The  preparation  of  such  financial
     statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

     Valuation of investments
     Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At January 31, 1997, one such investment in the Permanent Portfolio (0.72% of total net assets) was so valued.

     Investment transactions and investment income
     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

     For the year ended January 31, 1997, investment income was earned as follows:

                                                 Permanent       Treasury Bill     Versatile Bond    Aggressive Growth
                                                 Portfolio         Portfolio          Portfolio           Portfolio
                                               ------------      -------------     --------------    -----------------
     Interest on:
       Corporate bonds                         $     73,316       $          -     $  1,135,175        $         -
       Swiss franc assets                           316,683                  -                -                  -
       United States Treasury securities          2,120,346          5,621,347           27,963                 48
       Other investments                             46,581             61,585           54,691             14,247
     Dividends                                      639,905                  -                -            238,144
                                               ------------       ------------     ------------        -----------
       Total                                   $  3,196,831       $  5,682,932     $  1,217,829        $   252,439
                                               ============       ============     ============        ===========


     Translation of foreign currencies
     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at January 31, 1997; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.



                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                January 31, 1997



     The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies; foreign currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at January 31, 1997.

     Federal income taxes
     Each of the Fund's Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 1997, pursuant to the requirements of the Code.

     At January 31, 1997, capital loss carryforwards available to offset future realized gains, if any, aggregate approximately: $153,000 in the Treasury Bill Portfolio, of which $4,000, $99,000, $41,000, $5,000 and $4,000 expire on January 31, 2001,  January 31, 2002, January 31, 2003,  January 31, 2004
     and January 31, 2005, respectively; and $124,000 in the Versatile Bond Portfolio, of which $90,000 and $34,000 expire on January 31, 2003 and January 31, 2004, respectively. There were no capital loss carryforwards in the Permanent Portfolio or the Aggressive Growth Portfolio.

     Pursuant to the Code, 43.14% and 100.00% of the distributions made from investment company taxable income in 1996 by the Permanent Portfolio and Aggressive Growth Portfolio, respectively, qualify for the corporate dividends received deduction.

     Distributions
     Distributions to shareholders from net investment income and realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such distributions are determined in accordance with the Code which may differ from generally accepted accounting principles. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund's Portfolios. During the year ended January 31, 1997, the Fund reclassified from undistributed net investment income to paid-in capital, certain book and tax basis differences relating to shareholder distributions, totaling $175,604, $1,405,517 and $456,456 for the Permanent Portfolio, the Treasury Bill Portfolio and the Versatile Bond Portfolio, respectively.
     Additionally: in the Permanent Portfolio, $384,941 was reclassified from accumulated net realized gain on foreign currency transactions to undistributed net investment income and $1,254,091 was reclassified from accumulated net realized gain on investments to paid-in capital; and in the Treasury Bill Portfolio, $133,659 was reclassified from accumulated net realized loss on investments to undistributed net investment income, due to these differences.

                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                January 31, 1997



     Equalization
     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.   INVESTMENTS IN AFFILIATED ISSUERS
     During fiscal year 1990, the Permanent Portfolio acquired from World Money Managers ("WMM"), the Fund's investment adviser and distributor for that Portfolio, a 100% interest in World Money Securities, Inc. ("WMS"), a registered broker-dealer and distributor for the Fund's Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Under the Fund's fundamental investment policies, additional investments could be made by the Permanent Portfolio in WMS, an illiquid and restricted security, provided that the aggregate investment cost did not exceed 1% of the net assets of the Permanent Portfolio at the date of an additional investment. On February 17, 1996, the Fund's Board of Directors voted to discontinue the business of WMS and directed the Board of Directors of WMS to prepare a Complete Plan of Liquidation (the "Plan") which was adopted on February 29, 1996. The Plan, which provided for the realization and satisfaction of all of WMS' remaining assets and liabilities, respectively, and the termination of WMS' existence, was completed on October 31, 1996. In connection with the realization of such remaining assets, WMS received $28,301 from WMM related to certain marketing contracts between WMS and WMM. The Permanent Portfolio received no liquidating dividend upon WMS' termination as WMS' liabilities exceeded its assets. Accordingly, and as determined by the Fund's Board of Directors, the Permanent Portfolio realized a capital loss of $924,881, the Portfolio's cost basis in the investment. The Permanent Portfolio received no dividends or interest from WMS during the year ended January 31, 1997, nor was it permitted to make any additional investments in WMS during that time.

     The Permanent Portfolio held 4,297 units of United States Gold Trust, an affiliated investment trust, resulting in net unrealized depreciation of $6,617 at January 31, 1997. The Permanent Portfolio received no income from this investment during the year then ended and paid no Commissions to WMS relating to purchases and sales of these units during that time.

3.   INVESTMENT ADVISORY CONTRACT
     Prior to August 23, 1996 and in accordance with the terms of an Investment Advisory Contract (the "Old Contract"), WMM received a comprehensive advisory fee monthly, computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio's average daily net assets; plus (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund's average daily net assets; 13/16 of 1% of the next $200 million of the Fund's average daily net assets; 3/4 of 1% of the next $200 million of the Fund's average daily net assets; and 11/16 of 1% of the Fund's average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.

     All fees and expenses payable by the Fund pursuant to the Old Contract and attributable only to one Portfolio were borne entirely by that Portfolio; all other such fees and expenses were allocated among the Fund's Portfolios in proportion to their net assets. Except for the comprehensive advisory fee, the fees and expenses of the Fund's directors who were not also officers of the Fund, excise taxes and extraordinary expenses as defined by the Contract, WMM paid or reimbursed the Fund for substantially all of the Fund's ordinary operating expenses out of its comprehensive advisory fee under the Old Contract.

                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                January 31, 1997




     At a special meeting of the shareholders of the Fund on August 22, 1996, the shareholders voted to approve a new Investment Advisory Contract (the "New Contract") with WMM, effective immediately. The New Contract is identical to the Old Contract, except for the elimination of the provision whereby WMM is obligated to pay the salary expense of the Fund's officers and the fees and expenses of the Fund's directors who are also officers. In connection with the special meeting, the Fund's Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred solicitation expenses of $27,704, $13,256, $3,402 and $3,460, respectively, during the year ended January 31, 1997.

     During the year ended January 31, 1997, WMM voluntarily agreed to waive portions of the advisory fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total advisory fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. WMM may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

     WMM is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.

4.   PURCHASES AND SALES OF SECURITIES
     The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 1997:

                                                   Permanent     Treasury Bill     Versatile Bond  Aggressive Growth
                                                   Portfolio       Portfolio          Portfolio         Portfolio
                                                  -----------    -------------     --------------  -----------------
      Purchases................................   $ 6,153,817        None           $22,823,437      $  4,387,929
      Sales....................................     6,382,707        None            19,302,873         2,711,361


5.   NET UNREALIZED APPRECIATION OF INVESTMENTS

     The following is a summary of net unrealized appreciation of investments at
     January 31, 1997 for federal income tax purposes:
                                                   Permanent    Treasury Bill      Versatile Bond  Aggressive Growth
                                                   Portfolio      Portfolio          Portfolio         Portfolio
                                                  -------------  -------------     --------------  -----------------
     Aggregate gross unrealized appreciation of
     investments with excess of value over tax cost:
      Investments in securities of
      unaffiliated issuers ....................   $  15,742,154    $   4,956        $   40,979        $ 4,775,229
                                                  -------------    ---------        ----------        -----------
                                                     15,742,154        4,956            40,979          4,775,229
     Aggregate gross  unrealized  depreciation
     of investments with excess of tax
     cost over value:
      Investments in securities of unaffiliated
      issuers .................................        (986,383)      (1,883)          (15,409)          (325,939)
      Investments other than securities........      (3,202,485)           -                 -                  -
                                                  -------------    ---------        ----------        -----------
                                                     (4,188,868)      (1,883)          (15,409)          (325,939)
                                                  -------------    ---------        ----------        -----------
      Net unrealized appreciation
       of investments                             $  11,553,286    $   3,073        $   25,570        $ 4,449,290
                                                  =============    =========        ==========        ===========


                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                January 31, 1997

6.   CAPITAL STOCK TRANSACTIONS

     Transactions  in shares of each  Portfolio's  capital  stock  exclusive  of amounts  allocated to undistributed  net investment  income were as follows for the the years ended January 31, 1997 and 1996:
                                                                       Permanent Portfolio
                                      ---------------------------------------------------------------------------------
                                                      1997                                          1996
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     437,736           $  7,182,111                361,698         $  5,920,587
     Distributions reinvested.........      99,400              1,837,906                 76,064            1,415,559
                                         ---------           ------------             ----------         ------------
                                           537,136              9,020,017                437,762            7,336,146

     Shares redeemed..................    (647,681)           (10,801,933)              (698,896)         (11,391,963)
                                         ---------           ------------             ----------         ------------
     Net decrease                         (110,545)          $ (1,781,916)              (261,134)        $ (4,055,817)
                                         =========           ============             ==========         ============

                                                                       Treasury Bill  Portfolio
                                      ---------------------------------------------------------------------------------
                                                      1997                                          1996
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     763,237           $ 49,387,677                675,087         $ 42,837,954
     Distributions reinvested.........      61,755              4,149,954                 39,686            2,678,382
                                         ---------           ------------             ----------         ------------
                                           824,992             53,537,631                714,773           45,516,336

     Shares redeemed..................    (955,791)           (62,000,227)              (856,988)         (54,518,659)
                                         ---------           ------------             ----------         ------------
     Net decrease                         (130,799)          $ (8,462,596)              (142,215)        $ (9,002,323)
                                         =========           ============             ==========         ============

                                                                       Versatile Bond  Portfolio
                                      ---------------------------------------------------------------------------------
                                                      1997                                          1996
                                      ----------------------------------------   --------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------   -------------------  -----------------
     Shares sold......................     337,677           $ 17,383,088                226,619         $ 11,362,172
     Distributions reinvested.........      11,742                670,356                 11,536              650,964
                                         ---------           ------------             ----------         ------------
                                           349,419             18,053,444                238,155           12,013,136

     Shares redeemed..................    (330,784)           (17,047,752)              (288,848)         (14,556,424)
                                         ---------           ------------             ----------         ------------
     Net increase (decrease)                18,635           $  1,005,692                (50,693)        $ (2,543,288)
                                         =========           ============             ==========         ============

                                                                       Aggressive Growth Portfolio
                                      ---------------------------------------------------------------------------------
                                                      1997                                          1996
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     159,742           $  6,989,548                121,097         $  4,712,767
     Distributions reinvested.........       2,099                 98,304                  9,846              395,703
                                         ---------           ------------             ----------         ------------
                                           161,841              7,087,852                130,943            5,108,470

     Shares redeemed..................    (110,561)            (4,843,754)               (72,494)          (2,728,428)
                                         ---------           ------------             ----------         ------------
     Net increase                           51,280           $  2,244,098                 58,449         $  2,380,042
                                         =========           ============             ==========         ============

                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                January 31, 1997



7.   LINE OF CREDIT
     On March 3, 1990, the Fund entered into a line of credit agreement with a foreign bank whereby the Permanent Portfolio may borrow up to $2,000,000 for a period not to exceed twenty-one days, for the purpose of making settlement for purchases of investments in the event that banks in the United States are not able to operate according to their normal procedures.

     Interest is charged at a base rate of 1.0% per annum above the offered rate for deposits of United States Dollars on the London Interbank Market (LIBOR) for terms substantially similar to any drawdown. The Permanent Portfolio is obligated to pay a commitment fee of 1/2% ($10,000), payable annually, on the entire commitment amount.

     The line is collateralized by United States Treasury bills having a face value of not less than 125% of the outstanding principal balance and a maturity date of not more than one year. The agreement contains certain covenants, including but not limited to, the Permanent Portfolio maintaining a specified net asset value of at least $60 million. During the year ended January 31, 1997, there were no amounts outstanding under this agreement.

8.   REGULATORY  MATTERS
     Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the "Commission") instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission's Division of Enforcement (the "Division") that WMM, WMS and two of the Fund's directors and officers (the "Respondents") violated certain provisions of federal securities laws in fiscal years 1990 through 1992. The allegations include the following: that WMM received excessive reimbursements under the Fund's Marketing and Distribution Plan (the "Marketing Plan") during fiscal years ended January 31, 1990 and 1991; that during fiscal years 1990 through 1992, the Fund's Board of Directors did not meet at the end of each quarter to review the expenses incurred under the Marketing Plan and that the reports thereon contained insufficient detail; that from August 1990 through July 1992, the Fund's Board of Directors did not include the proportion of disinterested directors as required by the Act; and in April 1990, the Permanent Portfolio acquired a "call option" prohibited by the Fund's fundamental investment policies and managed the investment for the advantage of a client of an officer of the Fund. No charges have been made against the Fund. The Respondents have denied all of the allegations of the Division and are contesting the proceedings. Pursuant to Maryland law and the Fund's bylaws, the Fund has agreed to continue to pay directly on behalf of the Respondents, or to reimburse them, for certain expenses incurred by them in connection with the proceedings. The Fund's Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio so paid or reimbursed expenses of $53,511, $43,469, $3,046 and $2,640, respectively, during the year ended January 31, 1997.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO






Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each fiscal year:
                                               Year ended           Year ended            Year ended         Year ended
                                            January 31, 1997     January 31, 1996      January 31, 1995   January 31, 1994
                                            ----------------     ----------------      ----------------   ----------------
Net asset value, beginning of year             $   18.80           $   16.51             $  17.55           $  15.36
                                               ---------           ---------             --------           --------
  Income or loss from investment operations:
    Net investment income  ................          .52                 .50                  .64                .44
    Net realized and unrealized gains
      or losses on investments and
      foreign currencies   ................         (.41)               2.17                (1.46)              1.99
                                               ---------           ---------             --------           --------
      Total income or loss from
        investment operations                        .11                2.67                 (.82)              2.43

  Less distributions from:
    Net investment income  ................         (.42)               (.38)                (.22)              (.24)
    Net realized gain on investments  .....         (.09)                  -                    -                  -
                                               ---------           ---------             --------           --------
      Total distributions                           (.51)               (.38)                (.22)              (.24)
                                               ---------           ---------             --------           --------

Net asset value, end of year                   $   18.40           $   18.80             $  16.51           $  17.55
                                               =========           =========             ========           ========

Total return (1)  .........................          .57              16.20%              (4.65)%             15.86%

Ratios / supplemental data:
  Net assets, end of year (in thousands)...    $  72,992           $  76,641             $ 71,610           $ 79,043
                                               =========           =========             ========           ========


  Ratio of expenses to average net assets..        1.49%               1.35%                1.32%              1.21%
  Ratio of net investment income
     to average net assets ................        2.78%               2.85%                2.63%              2.66%
  Portfolio turnover rate .................       12.29%               9.96%               31.24%             49.51%
  Average brokerage commission
     rate paid (2) ........................    $  .05874           $      -              $     -            $     -





(l) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.
(2) Average brokerage commission rate paid information was not required for years beginning before September 1, 1995.


                             See accompanying notes.

   Year ended         Year ended         Year ended         Year ended         Year ended         Year ended
January 31, 1993   January 31, 1992   January 31, 1991   January 31, 1990   January 31, 1989   January 31, 1988
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
   $   15.21          $   15.10         $   15.57          $    15.00           $    14.71        $    13.66
   ---------          ---------         ---------          ----------           ----------        ----------

         .49                .51               .64                 .57                  .46               .37


        (.05)               .51              (.63)                  -                 (.15)              .80
   ---------          ---------         ---------          ----------           ----------        ----------

         .44               1.02               .01                 .57                  .31              1.17


        (.29)              (.91)             (.48)                  -                    -                 -
           -                  -                 -                   -                 (.02)             (.12)
   ---------          ---------         ---------          ----------           ----------        ----------
        (.29)              (.91)             (.48)                  -                 (.02)             (.12)
   ---------          ---------         ---------          ----------           ----------        ----------

   $   15.36          $   15.21         $   15.10          $    15.57           $    15.00        $    14.71
   =========          =========         =========          ==========           ==========        ==========

       2.93%              7.01%              .15%               3.80%                2.11%             8.58%


   $  65,937          $  72,312         $  80,542          $   93,663           $   97,475        $   90,177
   =========          =========         =========          ==========           ==========        ==========


       1.25%              1.27%             1.36%               1.17%                1.17%             1.15%

       3.20%              3.29%             4.22%               3.80%                3.00%             2.53%
      70.77%              8.01%            31.58%              61.44%               23.87%            21.97%

   $      -           $      -          $      -           $       -            $       -          $      -



                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO





Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each fiscal period:

                                                           Year ended          Year ended         Year ended          Year ended
                                                        January 31, 1997    January 31, 1996   January 31, 1995    January 31, 1994
                                                        ----------------    ----------------   ----------------    ----------------
Net asset value, beginning of period                      $    67.84          $    66.40         $    64.81          $    64.45
                                                          ----------          ----------         ----------          ----------
  Income from investment operations:
    Net investment income (2)  ....................             2.84                3.22               2.65                1.53
    Net realized and unrealized gains
     or losses on investments (3) .................              .01                 .06               (.39)               (.09)
                                                          ----------          ----------         ----------          ----------
      Total income from investment operations                   2.85                3.28               2.26                1.44

  Less distributions from:
    Net investment income  ........................            (3.14)              (1.84)              (.67)              (1.08)
                                                          ----------          ----------         ----------          ----------
      Total distributions                                      (3.14)              (1.84)              (.67)              (1.08)
                                                          ----------          ----------         ----------          ----------

Net asset value, end of period                            $    67.55          $    67.84         $    66.40          $    64.81
                                                          ==========          ==========         ==========          ==========

Total return (4) ...................................           4.23%               4.95%              3.49%               2.24%

Ratios / supplemental data:
  Net assets, end of period (in thousands)  ........      $  105,342          $  114,667         $  121,666          $  133,970
                                                          ==========          ==========         ==========          ==========

  Ratio of expenses to average net assets (2)  .....            .90%                .82%               .82%                .72%
  Ratio of net investment income
    to average net assets  .........................           4.19%               4.79%              3.57%               2.46%




* Computed on an annualized basis.

(l) The Treasury Bill Portfolio commenced investment operations September 21, 1987.

(2) Due to the waiver of advisory fees and, effective January 1, 1991 through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 1997 and .50%, .50%, .49%, .47%, .48%, .47%, .62%, .62% and .65% for the years ended January 31, 1996, 1995, 1994, 1993, 1992, 1991, 1990 and 1989 and the
     period ended January 31, 1988, respectively. Without this waiver, the net investment income per share would have been $2.37 for the year ended January 31, 1997 and $2.78, $2.12, $1.04, $1.28, $2.85, $3.85, $3.96, $3.00
     and $1.33 for the years and the period then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.



                             See accompanying notes.



     Year ended            Year ended             Year ended           Year ended           Year ended           Period ended
  January 31, 1993      January 31, 1992       January 31, 1991     January 31, 1990     January 31, 1989     January 31, 1988(1)
  ----------------      ----------------       ----------------     ----------------     ----------------     -------------------
     $    64.99            $    63.11             $    59.35           $   54.91            $    51.54           $    50.00
     ----------            ----------             ----------           ---------            ----------           ----------

           1.68                  3.26                   4.20                4.36                  3.38                 1.55

            .19                  (.08)                  (.01)                .08                   .02                 (.01)
     ----------            ----------             ----------           ---------            ----------           ----------
           1.87                  3.18                   4.19                4.44                  3.40                 1.54


          (2.41)                (1.30)                  (.43)                  -                  (.03)                   -
     ----------            ----------             ----------           ---------            ----------           ----------
          (2.41)                (1.30)                  (.43)                  -                  (.03)                   -
     ----------            ----------             ----------           ---------            ----------           ----------

     $    64.45            $    64.99             $    63.11           $   59.35            $    54.91           $    51.54
     ==========            ==========             ==========           =========            ==========           ==========

          2.89%                 5.05%                  7.06%               8.09%                 6.60%                4.48%*


     $  179,888            $  320,382             $  207,889           $  61,056            $   31,370           $    6,475
     ==========            ==========             ==========           =========            ==========           ==========

           .73%                  .73%                   .83%                .54%                  .54%                 .50%*
          2.97%                 4.87%                  6.74%               7.87%                 6.70%                5.32%*


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO





Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each fiscal period:

                                               Year ended          Year ended
                                            January 31, 1997    January 31, 1996
                                            ----------------    ----------------
Net asset value, beginning of period             $  56.85           $   54.90
                                                 --------           ---------

  Income from investment operations:
    Net investment income (2)  ...............       2.94                2.91
    Net realized and unrealized gains
      or losses on investments (3)  ..........       (.34)               1.05
                                                 --------           ---------
      Total income from investment operations        2.60                3.96

  Less distributions from:
    Net investment income  ...................      (2.21)              (2.01)
    Net realized gain on investments  ........          -                   -
                                                 --------           ---------
      Total distributions                           (2.21)              (2.01)
                                                 --------           ---------

Net asset value, end of period                   $  57.24           $   56.85
                                                 ========           =========

Total return (4)  ............................      4.58%               7.24%

Ratios / supplemental data:
  Net assets, end of period (in thousands)....   $ 21,345           $  20,137
                                                 ========           =========

  Ratio of expenses to average net assets (2).       .97%                .89%
  Ratio of net investment income
    to average net assets  ...................      5.16%               5.21%
  Portfolio turnover rate  ...................    102.29%              51.64%




* Computed on an annualized basis.

(l) The Versatile Bond Portfolio commenced investment operations November 12, 1991.
(2) Due to the waiver of advisory fees and through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .38% for the year ended January 31, 1997 and .37%, .36%, .39%, .41% and .43% for the years ended January 31, 1996, 1995, 1994, 1993 and the period ended January 31, 1992, respectively. Without this waiver, the net investment income per share would have been $2.66 for the year ended January 31, 1997 and $2.65, $1.84, $1.57, $1.77 and $2.13 for the years and the period then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.






                             See accompanying notes.



   Year ended          Year ended          Year ended          Period ended
January 31, 1995    January 31, 1994    January 31, 1993    January 31, 1992 (1)
----------------    ----------------    ----------------    --------------------
   $   54.76           $   53.63           $    50.58          $   50.00
   ---------           ---------           ----------          ---------


        2.12                1.87                 2.06               2.51

        (.63)               (.04)                1.00              (1.93)
   ---------           ---------           ----------          ---------
        1.49                1.83                 3.06                .58


       (1.33)               (.70)                (.01)                 -
        (.02)                  -                    -                  -
   ---------           ---------           ----------          ---------
       (1.35)               (.70)                (.01)                 -
   ---------           ---------           ----------          ---------

   $   54.90           $   54.76           $    53.63          $   50.58
   =========           =========           ==========          =========

       2.74%               3.42%                6.05%              3.33%*


   $  22,229           $  35,682           $   23,217          $     596
   =========           =========           ==========          =========

        .86%                .89%                 .89%              1.07%*

       3.84%               3.46%                3.86%              4.00%*
      74.62%              75.05%              224.95%            600.99%*


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO






Financial  highlights  for the  Aggressive  Growth  Portfolio
For each share of capital stock outstanding throughout each fiscal period:
                                                                    Year ended                Year ended               Year ended
                                                                 January 31, 1997          January 31, 1996         January 31, 1995
                                                                 ----------------          ----------------         ----------------
Net asset value, beginning of period                                $    40.65                 $    31.61               $   32.56
                                                                    ----------                 ----------               ---------

  Income or loss from investment operations:
    Net investment income (loss)  ............................             .26                       (.02)                   (.01)
   Net realized and unrealized gains
    or losses on investments  ................................            7.05                      10.68                    (.89)
                                                                    ----------                 ----------               ---------
      Total income or loss from investment operations                     7.31                      10.66                    (.90)

  Less distributions from:
    Net investment income  ...................................            (.25)                     (.11)                    (.03)
    Net realized gain on investments  ........................            (.05)                    (1.51)                    (.02)
                                                                    ----------                ----------                ---------
      Total distributions                                                 (.30)                    (1.62)                    (.05)
                                                                    ----------                ----------                ---------

Net asset value, end of period                                      $    47.66                $    40.65                $   31.61
                                                                    ==========                ==========                =========

Total return (2)  .............................................         18.00%                    33.78%                  (2.75)%

Ratios / supplemental data:
 Net assets, end of period (in thousands)  ....................     $   15,417                $   11,067                $   6,758
                                                                    ==========                ==========                =========

 Ratio of expenses to average net assets ......................          1.33%                     1.19%                    1.23%
 Ratio of net investment income (loss) to average net assets...           .59%                    (.06)%                   (.04)%
 Portfolio turnover rate ......................................         21.32%                    18.94%                   26.29%
 Average brokerage commission rate paid (3) ...................     $   0.0588                $       -                 $      -


* Computed on an annualized basis.

(l)  The Aggressive  Growth Portfolio  commenced  investment  operations May 16,
     1990.
(2) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.
(3) Average brokerage commission rate paid information was not required for years beginning before September 1, 1995.

                             See accompanying notes.

     Year ended                      Year ended                     Year ended                      Period ended
  January 31, 1994                January 31, 1993               January 31, 1992                January 31, 1991(1)
  ----------------                ----------------               ----------------                -------------------
     $   26.63                       $   22.77                      $    18.35                        $   20.00
     ---------                       ---------                      ----------                        ---------


           .01                             .02                             .06                              .13

          6.41                            4.44                            4.38                            (1.78)
     ---------                       ---------                      ----------                        ---------
          6.42                            4.46                            4.44                            (1.65)


          (.02)                           (.13)                           (.02)                               -
          (.47)                           (.47)                              -                                -
     ---------                       ---------                      ----------                        ---------
          (.49)                           (.60)                           (.02)                               -
     ---------                       ---------                      ----------                        ---------

     $   32.56                       $   26.63                      $    22.77                        $   18.35
     =========                       =========                      ==========                        =========

        24.25%                          19.77%                          24.21%                          (8.25)%*


     $   7,201                       $   3,596                      $    2,577                        $   1,151
     =========                       =========                      ==========                        =========

         1.20%                           1.12%                           1.18%                            1.07%*
          .02%                            .12%                            .23%                             .64%*
        29.83%                          25.62%                          53.18%                           36.88%*
     $      -                        $      -                       $       -                         $       -


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.


                            Permanent Portfolio (PP)


                  (Graph ommitted, see description on page 35)






                         Versatile Bond Portfolio (VBP)


                  (Graph ommitted, see description on page 35)






                       Aggressive Growth Portfolio (AGP)


                  (Graph ommitted, see description on page 35)










                 See following page for explanation of graphs.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.






The graphs on the preceding page compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Permanent Portfolio and each of the most recently completed fiscal years since the commencement of investment operations for the Aggressive Growth Portfolio and the Versatile Bond Portfolio, assuming a $10,000 investment in the Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in the following broad-based securities market indexes: for the Permanent Portfolio, 3-month Treasury bills from the weekly releases of Selected Interest Rates from the Federal Reserve; for the Versatile Bond Portfolio, 180-day rates on certificates of deposit from the Dow Jones News Retrieval Service; for the Aggressive Growth Portfolio, the Dow Jones Industrial Average, which is an average of the stock prices of 30 large companies and represents an unmanaged portfolio. The tables below show each Portfolio's average annual total returns for the periods indicated, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee. Past performance is not predictive of future performance.


     Permanent Portfolio(1)                     Versatile Bond Portfolio(2)                  Aggressive Growth Portfolio(3)
     ----------------------                     ---------------------------                  ------------------------------
 1 year ended 1/31/97            0.51%        1 year ended 1/31/97            4.52%        1 year ended 1/31/97           17.93%
 5 years ended 1/31/97           5.78%        5 years ended 1/31/97           4.73%        5 years ended 1/31/97          17.89%
10 years ended 1/31/97           4.96%        5 years, 127 days ended 1/31/97 4.63%        7 years, 29 days ended 1/31/97 14.38%
14 years, 62 days ended 1/31/97  4.88%
---------------------


(1) The Permanent Portfolio commenced operations on December 1, 1982.
(2) The Versatile Bond Portfolio commenced operations on September 27, 1991.
(3) The Aggressive Growth Portfolio commenced operations on January 2, 1990.
(4) The Treasury Bill Portfolio is not included in the data above because it is a money market portfolio.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.







     Management's Discussion and Analysis

     Permanent Portfolio
     The Permanent Portfolio's investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks, and dollar assets such as United States Treasury securities. The strong performance of the U.S. stock and bond markets throughout 1996 were approximately offset by the weak performance in the gold and silver markets, as well as the relative performance of the Swiss franc. Accordingly, the Portfolio achieved a total return of .57% for the year ended January 31, 1997, as compared to an inflation rate of 3.04% during the year then ended.

     Treasury Bill Portfolio
     The Treasury Bill Portfolio's investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of 4.23% and maintained an average maturity of between 60 and 90 days throughout the year ended January 31, 1997. This return was consistent with other money market funds that invest primarily in short-term United States Treasury securities.

     Versatile Bond Portfolio
     The Versatile Bond Portfolio's investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated "A" or higher by Standard & Poor's. The Portfolio achieved a total return of 4.58% while maintaining an average maturity of between 300 and 500 days throughout the year ended January 31, 1997. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

     Aggressive Growth Portfolio
     The Aggressive Growth Portfolio's investment objective is to achieve high long-term appreciation. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 18.00% for the year ended January 31, 1997, as compared to 28.93% for the Dow Jones Industrial Average and 27.35% for the Standard and Poor's 500 Stock Index for the year then ended.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.




Special Meeting of Shareholders
On August 22, 1996, a special meeting of shareholders in the Fund was held to vote on the following proposals:
(i).  To elect six directors.
(ii). To approve a new Investment Advisory Contract (the "New Contract") between the Fund and WMM that is identical to the current Contract except for the elimination of the provision whereby WMM is obligated to pay fees and expenses of the Fund's officers and of the Fund's directors who are also officers.
A summary of the voting results is as follows:


                                             Permanent        Treasury Bill      Versatile Bond     Aggressive Growth
                                             Portfolio          Portfolio          Portfolio            Portfolio
                                          --------------    -----------------  ------------------  -------------------
Proposal (i) Election of directors:
David P. Bergland
  Affirmative                             1,997,666.382       923,028,437         173,261.784          155,428.549
  Withhold                                   55,350.228        13,399,227           4,814.191            8,255.074
Hugh A. Butler
  Affirmative                             1,998,816.083       923,065.678         173,322.062          155,514.905
  Withhold                                   54,200.527        13,361.986           4,753.913            8,168.718
Terry Coxon
  Affirmative                             2,004,282.116       924,272.479         173,322.062          155,537.117
  Withhold                                   48,734.494        12,155.185           4,753.913            8,146.506
Robert B. Martin, Jr.
  Affirmative                             1,997,540.282       923,190.984         173,261.784          155,428.549
  Withhold                                   55,476.328        13,236.680           4,814.191            8,255.074
Alan M. Sergy
  Affirmative                             2,004,850.661       923,228.225         173,322.062          155,621.381
  Withhold                                   48,165.949        13,199.439           4,753.913            8,062.242
Mark Tier
  Affirmative                             2,003,192.361       921,902.803         173,322.062          155,668.643
  Withhold                                   49,824.249        14,524.861           4,753.913            8,014.980
Proposal (ii) Approval of new Contract:
  Affirmative                             1,898,886.054       849,901.034         167,578.959          150,882.713
  Against                                    91,515.179        59,521.980           8,180.685            9,626.188
  Abstain                                    62,615.377        27,004.650           2,316.331            3,174.722


Each of the proposals received the required majority of votes in each portfolio and were adopted. The New Contract became effective immediately upon approval of the shareholders of the Fund. There were no broker non-votes submitted with respect to either proposal, and no other proposals were voted on at the special meeting.

           INVESTMENT ADVISER                                The
             World Money Managers                         PERMANENT
             Terry Coxon, General Partner                 PORTFOLIO
             625 Second Street                         Family of Funds
             Petaluma, California 94952

           CONSULTANTS TO THE FUND
             Harry Browne
             Douglas Casey

           TRANSFER AGENT
             Chase Global Funds Services Company
             P.O. Box 2798
             Boston, Massachusetts 02208
             (for overnight delivery services,
             73 Tremont Street
             Boston, Massachusetts 02108)
             1-800-341-8900
             In Mass. 1-617-557-8000

           CUSTODIAN
             State Street Bank and Trust Company
             Boston, Massachusetts 02105

           INDEPENDENT AUDITORS
             KPMG Peat Marwick LLP
             Three Embarcadero Center
             San Francisco, California  94111





         INVESTOR'S INFORMATION OFFICE
                 P.O. BOX 5847
               Austin, Texas 78763                          ANNUAL REPORT
            1-800-531-5142 Nationwide                     January 31, 1997
              Local 1-512-453-7558